Intangible Assets	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Intangible Assets [Abstract]
Intangible Assets

Note 3. Intangible Assets

The following is a summary of intangible assets which consists of licenses and patents:

	Cost	Accumulated Amortization	Net Book Value
March 31, 2018
Licenses	$462,234	$394,998	$67,236
Patents	1,893,185	1,893,185	-
Total	$2,355,419	$2,288,183	$67,236
December 31, 2017
Licenses	$462,234	$388,282	$73,952
Patents	1,893,185	1,893,185	-
Total	$2,355,419	$2,281,467	$73,952

Amortization expense was $6,716 and $15,338 for the three months ended March 31, 2018 and 2017, respectively.

Based on the balance of licenses and patents at March 31, 2018, future annual amortization expense is expected to be as follows:

Amortization Expense
April 1 through December 31, 2018	$30,584
2019	$36,652

License fees and royalty payments are expensed as incurred, as the Company does not attribute any future benefits to such payments.

Note 3. Intangible Assets

The following is a summary of intangible assets which consists of licenses and patents:

	Cost	Accumulated Amortization	Net Book Value
December 31, 2017
Licenses	$462,234	$388,282	$73,952
Patents	1,893,185	1,893,185	-
Total	$2,355,419	$2,281,467	$73,952
December 31, 2016
Licenses	$462,234	$361,044	$101,190
Patents	1,893,185	1,867,747	25,438
Total	$2,355,419	$2,228,791	$126,628

Amortization expense was $52,676 and $62,104 in 2017 and 2016, respectively.

Based on the balance of licenses and patents at December 31, 2017, future annual amortization expense is expected to be as follows:

Year	Amortization Expense
2018	$37,300
2019	$36,652

License fees and royalty payments are expensed annually as incurred, as the Company does not attribute any future benefits of such payments.